Expenses by nature - Summary of Expenses by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Cost of inventories and consumables used	¥ 209,833	¥ 148,988	¥ 144,644
Employee benefit expenses	414,604	268,986	236,476
Depreciation on property, plant and equipment	36,865	33,466	30,458
Depreciation on right-of-use assets	23,821	18,277	14,784
Amortization on intangible assets	2,399	1,452	1,344
Loss allowance for trade and other receivables and contract assets	37,032	14,843	2,733
Promotion expenses	167,298	131,209	130,599
Rental, utilities and office expenses	27,472	16,347	9,663
Professional service fees	¥ 88,829	¥ 36,135	¥ 44,664